GENERAL	6 Months Ended
Jun. 30, 2021
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1:	GENERAL

a.
General description of the Company and its operations:

MediWound Ltd. which incorporated in Yavne, Israel (the "Company" or "MediWound"), is biopharmaceutical company that develops, manufactures and commercializes novel, cost effective, bio- therapeutic solutions for tissue repair and regeneration. The Company’s strategy is centered around its validated enzymatic technology platform, focused on next-generation bioactive therapies for burn care, wound care and tissue repair.

The Company's first innovative biopharmaceutical product, NexoBrid, received marketing authorization from the European Medicines Agency ("EMA") as well as the Israeli, Argentinean, South-Korean, Russian, Chilean and Peruvian Ministries of Health, for removal of dead or damaged tissue, known as eschar, in adults with deep partial and full thickness thermal burns.

The Company sells NexoBrid in Europe and in Israel through its commercial organizations while establishing additional local distribution channels to extend its outreach in the European Union. In other territories the Company sells NexoBrid through local distribution channels. In 2019, the Company entered into exclusive license and supply agreements with Vericel Corporation (“Vericel”) to commercialize NexoBrid in North America. NexoBrid is an investigational product at registration-stage in the U.S.

The Company second investigational innovative product, EscharEx, is a topical biological drug being developed for debridement of chronic and other hard-to-heal wounds.

The third clinical-stage innovative product candidate, MW005, is a topical biological drug candidate for the treatment of non-melanoma skin cancers.

b.	The Company's securities are listed for trading on NASDAQ since March 2014.

c.
The Company has three wholly owned subsidiaries: MediWound Germany GmbH, acting as Europe (“EU”) marketing authorization holder and EU sales and marketing arm, MediWound UK Limited and MediWound US, Inc. currently inactive companies.

d.
The Company awarded two contracts with the U.S. Biomedical Advanced Research and Development Authority ("BARDA"), for the advancement of the development, manufacturing and emergency readiness for NexoBrid deployment as well as the procurement of NexoBrid as a medical countermeasure as part of BARDA preparedness for mass casualty events.

e.
The Company addressed the challenges associated with the COVID-19 pandemic during the year ended 2020 and six months ended June 30, 2021, while prioritizing the health and safety of its workforce and maintaining operational efficiency and flexibility.

f.
On June 29, 2021, the Company received a Complete Response Letter (CRL) from the U.S. Food and Drug Administration (FDA) regarding its Biologics License Application (BLA) seeking approval of NexoBrid for eschar removal (debridement) in adults with deep partial-thickness and/or full-thickness thermal burns (see Note 1(a) to 2020 Annual Financial Statements).

The FDA communicated that it had completed its review of the BLA, as amended, and has determined that the application cannot be approved in its present form. The FDA identified issues related to the Chemistry, Manufacturing and Controls (“CMC”) section of the BLA and requested additional CMC information. The FDA acknowledged receipt of several CMC amendments, submitted in response the CMC information requests, which were not reviewed for this action.

The FDA also stated that an inspection of NexoBrid's manufacturing facilities in Israel and Taiwan, are required before the FDA can approve the BLA, but it was unable to conduct the required inspections during the current review cycle due to COVID-related travel restrictions. The FDA stated that it will continue to monitor the public health situation as well as travel restrictions and is actively working to define an approach for scheduling outstanding inspections. In addition, the CRL cited certain observations identified during good clinical practice (GCP) inspections related to the U.S. Phase 3 study (DETECT), and requested the Company to provide its perspective on the potential impact, if any, of these observations on the efficacy findings in the study. The FDA also requested to provide a safety update as part of its BLA resubmission, although there were no safety issues raised in the CRL.

As a result, the Company cannot predict how long the FDA may take to complete the review of the BLA of NexoBrid. Accordingly, the Company expects the timing of the potential approval of NexoBrid to be impacted.